Notes Payable and Other Debt (Tables)	12 Months Ended
Dec. 31, 2013
Notes Payable And Other Debt Tables
Maturities of notes payable
Years ending December 31,
2014	$245
2015	252
2016	261
2017	271
2018	213
Thereafter	4,018

Total	$5,260

Capital leases
	December 31,
	2013	2012
Manufacturing equipment	$232	$232
Less accumulated depreciation	(55)	(21)
Total manufacturing equipment	$177	$211